Description of the Plan	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following description of the Plan provides only general information. Participants should refer to the plan agreement for a complete description of the Plan's provisions.

    General

The Plan was formed in February 1993 and is a defined-contribution plan subject to the provisions of ERISA. Quarterly, employees of the Plan Sponsor who meet eligibility requirements may elect to become participants in the Plan. Eligibility requirements include a) being at least 21 years of age and b) having completed at least six months of service.

Fidelity is the Plan's trustee and custodian of all Plan assets.

The Retirement Plan Committee determines the appropriateness of the Plan's investment offerings, monitors investment performance, and reports to the Employer's board of directors.

Administrative Costs

Certain expenses of maintaining the Plan are paid directly by the Employer and are excluded from these financial statements. Administrative expenses include fees related to the administration of notes receivable charged directly to the participant's account and certain recordkeeping and consulting fees paid by the Plan. Investment-related expenses are included in net appreciation (depreciation) of fair value of investments.

Contributions

The Plan provides for participant contributions on a pre-tax compensation reduction basis. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans (rollovers). The Plan also allows participants to make contributions on an after-tax basis (Roth-type). Participants may elect to contribute to the Plan by deferring up to 100% of annual compensation up to specified maximum amounts. The Employer matches a specified percentage of employee contributions, as determined by the Employer. For 2025, the Employer matched 50% of each employee's contributions up to the first 6% of the employee's eligible compensation, providing a maximum Employer contribution of 3% of eligible compensation. The Employer may also contribute a discretionary, non-elective Employer contribution as determined annually by the Employer. There were no discretionary, non-elective Employer contributions in Plan year 2025. Contributions are subject to certain Internal Revenue Service limitations.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and the Employer’s matching contribution. Discretionary, non-elective Employer contributions are allocated to individual participant accounts based on the proportion of each participant’s annual compensation, as defined by the Plan, compared to the total annual compensation of all participants. Investment income (loss) and administrative expenses are allocated to the individual participant accounts based on the proportion of each participant’s account balance compared to the total balance within each fund. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Participants are immediately vested in their voluntary contributions plus earnings (losses) thereon. Vesting of Employer contributions is based on years of continuous service. A participant is 100% vested after six years of credited service, according to the following schedule:

Years of service	Percent of Employer Contributions
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%

Notwithstanding the aforementioned, upon reaching normal retirement age or upon death or disability, participants become 100% vested.

Investment Options

A participant may direct employee contributions in 1% increments in a variety of investment options. Participants may make changes in their investment elections at any time. Participants may change their deferral percentage as of each payroll period.

Notes Receivable from Participants

The Plan allows participants to borrow a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from 1 to 5 years or up to 10 years for the purchase of a primary residence. The loans are secured by the vested balance in the participant’s account and bear interest at prime plus 1%. For participant loans outstanding as of December 31, 2025, interest rates ranged from 3.50% to 9.50% and mature through December 2030. Principal and interest are paid through payroll deductions although lump sum prepayments are allowed. The Plan does not allow for participant refinancing or re-consolidation of outstanding loan balances.

Payment of Benefits

Participants are entitled to receive a distribution of their vested accounts upon the occurrence of retirement, death, total and permanent disability, financial hardship (as defined by the Plan), at age 59 ½ while still employed, or termination of employment for any other reason. The methods of distribution include lump-sum distribution, substantially equal installments, or partial withdrawals, provided the minimum withdrawal is $1,000.

Forfeitures

Forfeitures are used to reduce Plan expenses or Employer contributions to the Plan. For the year ended December 31, 2025, forfeitures used to pay Plan expenses totaled $50,125 and forfeitures used to reduce Employer contributions totaled $108,000. There were $2,038 and $47,055 of unapplied forfeitures as of December 31, 2025 and 2024, respectively.